INVESTMENT IN ASSOCIATED COMPANIES (Details) shares in Millions		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Oct. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 Rate shares	Dec. 31, 2016 USD ($) drilling_rig	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)		Dec. 31, 2010	Dec. 31, 2008 vessel	Nov. 30, 2015 Rate	May 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of shares received | shares				55
Equity in earnings of associated companies					$ 27,765,000	$ 33,605,000	$ 33,497,000
Gain on sale of investment in associated company					0	0	6,055,000
Term loan facility, amount outstanding			$ 1,666,476,000		1,580,006,000	1,666,476,000
Summarized balance sheet information [Abstract]
Due from related parties			45,659,000		17,519,000	45,659,000
Frontline Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage | Rate				27.73%							7.03%
Equity in earnings of associated companies					0	2,600,000	0
Proceeds from equity method investment dividends			2,800,000
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment dividends					$ 46,300,000	$ 0	$ 0
Participation in equity method investee (in hundredths)					100.00%	100.00%	100.00%
Debt amount		$ 390,000,000
Term loan facility, term		5 years
Term loan facility, amount guaranteed			80,000,000		$ 75,000,000	$ 80,000,000
Term loan facility, amount outstanding			221,100,000		$ 248,400,000	221,100,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations					1					2
Available amount under revolving part of credit facility			50,000,000		$ 0	50,000,000
Summarized balance sheet information [Abstract]
Current assets			33,735,000		33,763,000	33,735,000
Non-current assets			366,893,000		335,229,000	366,893,000
Total assets			400,628,000		368,992,000	400,628,000
Current liabilities			25,221,000		25,512,000	25,221,000
Non-current liabilities	[1]		335,881,000		343,426,000	335,881,000
Total liabilities			361,102,000		368,938,000	361,102,000
Total shareholders' equity (2)			39,526,000		54,000	39,526,000
Due to parent			137,400,000		119,200,000	137,400,000
Statement of operations information [Abstract]
Operating revenues					22,088,000	22,424,000	$ 24,917,000
Net operating revenues					22,088,000	22,422,000	24,905,000
Net income					6,778,000	7,561,000	8,023,000	[2]
Interest payable to parent					6,500,000	6,500,000	6,500,000
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment dividends					$ 25,100,000	$ 0	$ 0
Participation in equity method investee (in hundredths)					100.00%	100.00%	100.00%
Debt amount												$ 375,000,000
Term loan facility, term		6 years
Term loan facility, amount guaranteed			80,000,000		$ 75,000,000	$ 80,000,000
Term loan facility, amount outstanding			256,300,000		278,700,000	256,300,000
Available amount under revolving part of credit facility			50,000,000		0	50,000,000
Summarized balance sheet information [Abstract]
Current assets			38,936,000		38,351,000	38,936,000
Non-current assets			362,419,000		326,562,000	362,419,000
Total assets			401,355,000		364,913,000	401,355,000
Current liabilities			28,624,000		29,280,000	28,624,000
Non-current liabilities	[1]		354,025,000		335,603,000	354,025,000
Total liabilities			382,649,000		364,883,000	382,649,000
Total shareholders' equity (2)			18,706,000		30,000	18,706,000
Due to parent			125,300,000		85,900,000	125,300,000
Statement of operations information [Abstract]
Operating revenues					23,292,000	23,315,000	$ 24,565,000
Net operating revenues					23,292,000	23,313,000	24,544,000
Net income					6,424,000	7,306,000	7,755,000
Interest payable to parent					6,500,000	6,500,000	6,500,000
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment dividends					$ 42,100,000	$ 0	$ 0
Participation in equity method investee (in hundredths)					100.00%	100.00%	100.00%
Debt amount		$ 475,000,000
Term loan facility, term		5 years
Term loan facility, amount guaranteed			90,000,000		$ 90,000,000	$ 90,000,000
Term loan facility, amount outstanding			353,800,000		356,300,000	353,800,000
Available amount under revolving part of credit facility			50,000,000		0	50,000,000
Summarized balance sheet information [Abstract]
Current assets			47,580,000		50,561,000	47,580,000
Non-current assets			482,990,000		432,651,000	482,990,000
Total assets			530,570,000		483,212,000	530,570,000
Current liabilities			74,610,000		52,234,000	74,610,000
Non-current liabilities	[1]		429,577,000		430,932,000	429,577,000
Total liabilities			504,187,000		483,166,000	504,187,000
Total shareholders' equity (2)			26,383,000		46,000	26,383,000
Due to parent			125,000,000		125,000,000	125,000,000
Due from related parties			23,152,000		660,000	23,152,000
Statement of operations information [Abstract]
Operating revenues					34,889,000	36,992,000	$ 33,236,000
Net operating revenues					34,889,000	36,990,000	33,221,000
Net income					14,563,000	16,134,000	12,413,000
Interest payable to parent					$ 5,600,000	$ 5,600,000	$ 4,900,000
SFL West Polaris [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)					0.00%	0.00%	0.00%			100.00%
Statement of operations information [Abstract]
Operating revenues					$ 0	$ 0	$ 22,251,000
Net operating revenues					0	0	22,234,000
Net income					0	0	4,643,000	[2]
Interest payable to parent					$ 0	$ 0	$ 6,500,000
Bluelot Shipping Company [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)					0.00%	0.00%	0.00%		100.00%
Statement of operations information [Abstract]
Operating revenues					$ 0	$ 0	$ 1,171,000
Net operating revenues					0	0	232,000
Net income					$ 0	$ 0	$ 232,000	[2]
SFL Corte Real [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)					0.00%	0.00%	0.00%
Statement of operations information [Abstract]
Operating revenues					$ 0	$ 0	$ 2,492,000
Net operating revenues					0	0	431,000
Net income					0	0	431,000	[2]
Total [Member]
Summarized balance sheet information [Abstract]
Current assets			120,251,000		122,675,000	120,251,000
Non-current assets			1,212,302,000		1,094,442,000	1,212,302,000
Total assets			1,332,553,000		1,217,117,000	1,332,553,000
Current liabilities			128,455,000		107,026,000	128,455,000
Non-current liabilities	[1]		1,119,483,000		1,109,961,000	1,119,483,000
Total liabilities			1,247,938,000		1,216,987,000	1,247,938,000
Total shareholders' equity (2)			$ 84,615,000		130,000	84,615,000
Statement of operations information [Abstract]
Operating revenues					80,269,000	82,731,000	108,632,000
Net operating revenues					80,269,000	82,725,000	105,567,000
Net income					$ 27,765,000	$ 31,001,000	$ 33,497,000	[2]

[1]	SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2016, include $119.2 million (2015: $137.4 million), $85.9 million (2015: $125.3 million) and $125.0 million (2015: $125.0 million) due to Ship Finance, respectively (see Note 23: Related party transactions). In addition, SFL Linus current liabilities at December 31, 2016, include a further $0.7 million (2015: $23.2 million) due to Ship Finance (see Note 23: Related party transactions).
[2]	The net income of the above associated companies in the year ended December 31, 2016, includes interest payable to Ship Finance amounting to $6.5 million (2015: $6.5 million; 2014: $6.5 million), $6.5 million (2015: $6.5 million; 2014: $6.5 million), $5.6 million (2015: $5.6 million; 2014: $4.9 million) and $nil (2015: $nil; 2014: $6.5 million), respectively (see Note 23: Related party transactions).